Total
Tradr 2X Long Innovation ETF
Tradr 2X Long Innovation ETF
Investment Objective

The Fund seeks to provide the daily investment results, before fees and expenses, that correspond to two times (200%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tradr 2X Long Innovation ETF Tradr 2X Long Innovation ETF
Management fees	0.95%
Distribution and Service (Rule 12b-1) fees	none
Other expenses	0.54%
Total annual fund operating expenses	1.49%	[1]
Fee waiver and expense reimbursement	(0.34%)	[2]
Total annual fund operating expenses after fee waiver and reimbursement	1.15%	[1],[2]
[1]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.50% for the fiscal year ending March 31, 2025.
[2]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.15%. This agreement is effective until July 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Tradr 2X Long Innovation ETF | Tradr 2X Long Innovation ETF | USD ($)	117	438	781	1,750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks to achieve on a daily basis, before fees and expenses, 200% performance of the ARK Innovation ETF for a single trading day, not for any other period, by entering into one or more swaps on the ARK Innovation ETF. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of the ARK Innovation ETF, and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The ARK Innovation ETF is an actively managed exchange traded fund that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the ARK Innovation ETF’s investment theme of disruptive innovation. It is typically comprised of 35-55 companies.

This document relates only to the securities offered hereby and does not relate to the underlying stock or other securities of the ARK Innovation ETF. The Fund has derived all disclosures contained in this document regarding the ARK Innovation ETF from the publicly available documents. In connection with the offering of the securities, neither the Fund, the Trust nor the Advisor has participated in the preparation of such documents or made any due diligence inquiry with respect to the ARK Innovation ETF. Neither the Fund, the Trust nor the Advisor makes any representation that such publicly available documents or any other publicly available information regarding the ARK Innovation ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the ARK Innovation ETF (and therefore the price of the ARK Innovation ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the ARK Innovation ETF could affect the value received with respect to the securities and therefore the value of the securities.

Neither the Fund nor any of its affiliates makes any representation to you as to the performance of the ARK Innovation ETF.

THE FUND, THE TRUST, AND THE ADVISOR ARE NOT AFFILIATED WITH THE ARK ETF TRUST, THE ARK INNOVATION ETF, OR ARK INVESTMENT MANAGEMENT LLC.

Principal Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the S&P 500 Index and the ARK Innovation ETF Index. The S&P 500 Index has been included as the broad-based securities market index in order to satisfy a change in regulatory requirements. The Fund also compares its performance with the returns of the ARK Innovation ETF Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategy. Updated performance information is available at the Fund’s website, www.tradretfs.com, or by calling the Fund collect at 1-833-297-2587. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

The year-to-date return as of June 30, 2024, was (35.99)%.
Highest Calendar Quarter Return at NAV	63.68%	Quarter Ended 12/31/2023
Lowest Calendar Quarter Return at NAV	(23.47)%	Quarter Ended 9/30/2023

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Returns - Tradr 2X Long Innovation ETF	Label	1 Year		Since Inception		Inception Date
Tradr 2X Long Innovation ETF	Return Before Taxes	119.86%		(25.24%)		Apr. 28, 2022
Return After Taxes on Distributions | Tradr 2X Long Innovation ETF	Return After Taxes on Distributions	119.86%	[1]	(25.24%)	[1]	Apr. 28, 2022	[1]
Return After Taxes on Distributions and Sale of Fund Shares | Tradr 2X Long Innovation ETF	Return After Taxes on Distributions and Sale of Fund Shares	70.96%	[1]	(18.76%)	[1]	Apr. 28, 2022	[1]
ARK Innovation ETF Index (reflects no deduction for fees, expenses, or taxes)	ARK Innovation ETF Index (reflects no deduction for fees, expenses, or taxes)	67.64%		4.21%		Apr. 28, 2022
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%		8.39%		Apr. 28, 2022
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.